Document and Entity Information	Mar. 10, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41177
Entity Registrant Name	NORTHVIEW ACQUISITION CORP.
Entity Central Index Key	0001859807
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3437271
Entity Address, Address Line One	207 WEST 25TH ST., 9TH FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	494-9022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Shares of common stock, par value $0.0001 per share
Trading Symbol	NVAC
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-tenth of one share of common stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Rights, each entitling the holder to receive one-tenth of one share of common stock
Trading Symbol	NVACR
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Trading Symbol	NVACW
Security Exchange Name	NASDAQ